As filed with the U.S. Securities and Exchange Commission on March 8, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23577

2nd Vote Funds
(Exact name of registrant as specified in charter)

609 Cheshire Circle

Franklin, TN 37069
(Address of principal executive offices) (Zip code)

Corporation Service Company

1209 Orange Street

Wilmington, Delaware 19801
(Name and address of agent for service)

(615) 240-7500

Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2023

Date of reporting period: December 31, 2022

Item 1. Reports to Stockholders.

(a)

2nd Vote Funds

Semi-Annual Report

December 31, 2022

2ndVote Life Neutral Plus ETF

Cboe: LYFE

2ndVote Society Defended ETF

Cboe: EGIS

This report is submitted for the general information of shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

2nd Vote Funds

Table of Contents

December 31, 2022

i

2nd Vote Funds

Growth of $10,000 Investment

Period Ended December 31, 2022 (Unaudited)

2ndVote Life Neutral Plus ETF Growth of $10,000

$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
11/17/2020
11/30/2020
12/31/2020
01/31/2021
02/28/2021
03/31/2021
04/30/2021
05/31/2021
06/31/2021
07/31/2021
08/31/2021
09/30/2021
10/31/2021
11/30/2021
12/31/2021
01/31/2022
02/28/2022
03/31/2022
04/30/2022
05/31/2022
06/30/2022
07/31/2022
08/31/2022
09/30/2022
10/31/2022
11/30/2022
12/31/2022
$11,892
$11,898
$10,989
$10,768
2nd Vote Life Neutral Plus ETF (NAV)
2nd Vote Life Neutral Plus ETF (Market)
S&P 500 Index
Russell 1000 Index

The chart illustrates the performance of a hypothetical $10,000 investment made on November 17, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

Cumulative Returns	1 Year	Since Inception	Value of $10,000
Period Ended December 31, 2022	Return	(11/17/2020)	(12/31/2022)
2nd Vote Life Neutral Plus ETF (NAV)	-12.18%	8.51%	$11,892
2nd Vote Life Neutral Plus ETF (Market)	-12.18%	8.54%	$11,898
Russell 1000 Index	-19.35%	3.41%	$10,768
S&P 500 Total Return Index	-18.11%	4.55%	$10,989

The Russell 1000 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the 1000 top companies by market capitalization in the U.S. and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-877-223-6899.

2nd Vote Funds

Growth of $10,000 Investment (continued)

Period Ended December 31, 2022 (Unaudited)

2ndVote Society Defended ETF Growth of $10,000
$14,500
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
11/17/2020
11/30/2020
12/31/2020
01/31/2021
02/28/2021
03/31/2021
04/30/2021
05/31/2021
06/31/2021
07/31/2021
08/31/2021
09/30/2021
10/31/2021
11/30/2021
12/31/2021
01/31/2022
02/28/2022
03/31/2022
04/30/2022
05/31/2022
06/30/2022
07/31/2022
08/31/2022
09/30/2022
10/31/2022
11/30/2022
12/31/2022
$13,427
$13,415
$10,989
$10,768
2nd Vote Society Defended ETF (NAV)
2nd Vote Society Defended ETF (Market)
S&P 500 Index
Russell 1000 Index

The chart illustrates the performance of a hypothetical $10,000 investment made on November 17, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

Cumulative Returns Period Ended December 31, 2022	1 Year Return	Since Inception (11/17/2020)	Value of $10,000 (12/31/2022)
2nd Vote Society Defended ETF (NAV)	-4.80%	14.91%	$13,427
2nd Vote Society Defended ETF (Market)	-4.87%	14.86%	$13,415
Russell 1000 Index	-19.35%	3.41%	$10,768
S&P 500 Total Return Index	-18.11%	4.55%	$10,989

The Russell 1000 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the 1000 top companies by market capitalization in the U.S. and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-877-223-6899.

2nd Vote Funds

Expense Example

Period Ended December 31, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and certain other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 for the period of time as indicated in the table below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Fund Name	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During the Period^	Annualized Expense Ratio During the Period July 1, 2022 to December 31, 2022
LYFE
Actual	$1,000.00	$1,063.00	3.90	0.75%
Hypothetical (5% annual)	$1,000.00	$1,021.42	3.82	0.75%

EGIS
Actual	$1,000.00	$1,104.50	3.98	0.75%
Hypothetical (5% annual)	$1,000.00	$1,021.42	3.82	0.75%

^	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 184/365 (to reflect the period from July 1, 2022 to December 31, 2022).

2nd Vote Funds

2ndVote Life Neutral Plus ETF

Top Ten Holdings as of December 31, 2022 (Unaudited)*

	Security	% of Total Investments
1	Regeneron Pharmaceuticals, Inc.	4.59%
2	Lam Research Corp.	4.37%
3	Gilead Sciences, Inc.	4.33%
4	Chipotle Mexican Grill, Inc.	4.13%
5	Steel Dynamics, Inc.	4.06%
6	Lowe’s Cos., Inc.	4.05%
7	Fortinet, Inc.	3.82%
8	ServiceNow, Inc.	3.78%
9	EOG Resources, Inc.	3.78%
10	Broadcom, Inc.	3.60%

Top Ten Holdings = 40.51% of Total Investments

*	Current Fund holdings may not be indicative of future Fund holdings.

Allocation of Portfolio Investments as of December 31, 2022 (Unaudited)

(Expressed as a Percentage of Long-Term Investments)

Biotechnology
9.4%
Semiconductors & Semiconductor Equipment
8.3%
Software
7.9%
Specialty Retail
7.5%
Oil, Gas & Consumable Fuels
7.3%
Aerospace & Defense
6.7%
Real Estate Investment Trusts (REITs)
6.1%
Electronic Equipment, Instruments & Components
5.4%
Communications Equipment
4.8%
Hotels, Restaurants & Leisure
4.3%
Metals & Mining
4.2%
Food & Staples Retailing
3.6%
Machinery
3.2%
Capital Markets
2.9%
Media
2.7%
Health Care Equipment & Supplies
2.7%
Professional Services
2.5%
Food Products
2.4%
Diversified Financial Services
2.3%
Consumer Finance
2.2%
Insurance
1.8%
Household Durables
1.8%

2nd Vote Funds

2ndVote Society Defended ETF

Top Ten Holdings as of December 31, 2022 (Unaudited)*

	Security	% of Total Investments
1	O’Reilly Automative, Inc.	5.48%
2	AbbVie, Inc.	4.43%
3	Aflac, Inc.	4.24%
4	Xylem, Inc.	3.83%
5	Regeneron Pharmaceuticals, Inc.	3.75%
6	Texas Instruments, Inc.	3.49%
7	Chipotle Mexican Grill, Inc.	3.46%
8	UnitedHealth Group, Inc.	3.30%
9	Raytheon Technologies Corp.	3.26%
10	Caterpillar, Inc.	3.16%

Top Ten Holdings = 38.40% of Total Investments

*	Current Fund holdings may not be indicative of future Fund holdings.

Allocation of Portfolio Investments as of December 31, 2022 (Unaudited)

(Expressed as a Percentage of Long-Term Investments)

Specialty Retail 11.5%
Semiconductors & Semiconductor Equipment 9.1%
Software 9.0%
Biotechnology 8.3%
Machinery 7.1%
Oil, Gas & Consumable Fuels 6.3%
Aerospace & Defense 6.3%
Capital Markets 4.7%
Media 4.6%
Insurance 4.3%
Hotels, Restaurants & Leisure 3.5%
Health Care Providers & Services 3.4%
Real Estate Investment Trusts (REITs) 3.2%
Electric Utilities 3.0%
Metals & Mining 2.7%
Tobacco 2.6%
Health Care Equipment & Supplies 2.4%
Diversified Financial Services 2.0%
Multiline Retail 1.5%
Life Sciences Tools & Services 1.5%
Electronic Equipment, Instruments & Components 1.5%
Chemicals 1.5%

2ndVote Life Neutral Plus ETF

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.8%

United States — 97.8%

Aerospace & Defense — 6.5%
L3Harris Technologies, Inc.	2,590	$539,264
Raytheon Technologies Corp.	5,453	550,317
		1,089,581
Biotechnology — 9.1%
Gilead Sciences, Inc.	8,592	737,623
Regeneron Pharmaceuticals, Inc.(a)	1,083	781,374
		1,518,997
Capital Markets — 2.8%
Bank of New York Mellon Corp.	10,344	470,859

Communications Equipment — 4.7%
Arista Networks, Inc.(a)	4,148	503,360
Lumentum Holdings, Inc.(a)	5,316	277,336
		780,696
Consumer Finance — 2.2%
Discover Financial Services	3,704	362,362

Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc. — Class B(a)	1,192	368,209

Electronic Equipment, Instruments & Components — 5.3%
Amphenol Corp. — Class A	4,554	346,742
Coherent Corp.(a)	7,848	275,465
Littelfuse, Inc.	1,151	253,450
		875,657
Food & Staples Retailing — 3.5%
BJ’s Wholesale Club Holdings,
Inc.(a)	8,777	580,686

Food Products — 2.3%
Hormel Foods Corp.	8,487	386,583

Health Care Equipment & Supplies — 2.6%
Stryker Corp.	1,796	439,104

Hotels, Restaurants & Leisure — 4.2%
Chipotle Mexican Grill, Inc.(a)	507	703,457

Household Durables — 1.8%
PulteGroup, Inc.	6,510	296,400

Insurance — 1.8%
Lincoln National Corp.	9,593	294,697
	Shares	Value
COMMON STOCKS (continued)

Machinery — 3.2%
Xylem, Inc.	4,770	$527,419

Media — 2.6%
Interpublic Group of Cos.	13,271	442,057

Metals & Mining — 4.1%
Steel Dynamics, Inc.	7,072	690,934

Oil, Gas & Consumable Fuels — 7.1%
Diamondback Energy, Inc.	4,004	547,667
EOG Resources, Inc.	4,963	642,808
		1,190,475
Professional Services — 2.5%
Jacobs Solutions, Inc.	3,433	412,200

Real Estate Investment Trusts (REITs) — 6.0%
Equinix, Inc.	776	508,303
Public Storage	1,736	486,410
		994,713
Semiconductors & Semiconductor Equipment — 8.1%
Broadcom, Inc.	1,097	613,366
Lam Research Corp.	1,771	744,351
		1,357,717
Software — 7.8%
Fortinet, Inc.(a)	13,311	650,775
ServiceNow, Inc.(a)	1,658	643,752
		1,294,527
Specialty Retail — 7.4%
Advance Auto Parts, Inc.	3,665	538,865
Lowe’s Cos., Inc.	3,458	688,972
		1,227,837
Total United States		16,305,167
TOTAL COMMON STOCKS (Cost $16,513,630)		16,305,167

See accompanying Notes to Financial Statements.

2ndVote Life Neutral Plus ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 4.3%
Money Market Fund — 4.3%
First American Government Obligations Fund — Class X, 4.08%(b)	715,088	$715,088
TOTAL SHORT-TERM INVESTMENTS (Cost $715,088)		715,088

Total Investments (Cost $17,228,718) — 102.1%		17,020,255
Other Assets and Liabilities, — (2.1)%		(353,554)
TOTAL NET ASSETS — 100.0%		$16,666,701

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quote is the annualized seven-day yield at December 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

See accompanying Notes to Financial Statements.

2ndVote Society Defended ETF

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.4%

Netherlands — 1.5%

Chemicals — 1.5%
LyondellBasell Industries NV — Class A	4,651	$386,173

United States — 97.9%

Aerospace & Defense — 6.3%
L3Harris Technologies, Inc.	3,606	750,805
Raytheon Technologies Corp.	8,309	838,544
		1,589,349
Biotechnology — 8.3%
AbbVie, Inc.	7,048	1,139,027
Regeneron Pharmaceuticals, Inc.(a)	1,337	964,632
		2,103,659
Capital Markets — 4.7%
Bank of New York Mellon Corp.	9,858	448,736
Charles Schwab Corp.	8,939	744,261
		1,192,997
Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc. — Class B(a)	1,634	504,743

Electric Utilities — 3.0%
NextEra Energy, Inc.	8,991	751,648

Electronic Equipment, Instruments & Components — 1.5%
Coherent Corp.(a)	10,597	371,955

Health Care Equipment & Supplies — 2.4%
Stryker Corp.	2,472	604,379

Health Care Providers & Services — 3.3%
UnitedHealth Group, Inc.	1,599	847,758

Hotels, Restaurants & Leisure — 3.5%
Chipotle Mexican Grill, Inc.(a)	641	889,381

Insurance — 4.3%
Aflac, Inc.	15,128	1,088,308

Life Sciences Tools & Services — 1.5%
Danaher Corp.	1,397	370,792

Machinery — 7.1%
Caterpillar, Inc.	3,389	811,869
Xylem, Inc.	8,899	983,962
		1,795,831
Media — 4.5%
Fox Corp. — Class A	21,669	658,087
Interpublic Group of Cos.	14,812	493,388
		1,151,475
	Shares	Value
COMMON STOCKS (continued)

Metals & Mining — 2.6%
Steel Dynamics, Inc.	6,851	$669,343

Multiline Retail — 1.5%
Dollar Tree, Inc.(a)	2,691	380,615

Oil, Gas & Consumable Fuels — 6.3%
Diamondback Energy, Inc.	5,758	787,579
EOG Resources, Inc.	6,228	806,651
		1,594,230
Real Estate Investment Trusts (REITs) — 3.2%
Equinix, Inc.	653	427,735
Regency Centers Corp.	5,966	372,875
		800,610
Semiconductors & Semiconductor Equipment — 9.0%
Broadcom, Inc.	1,400	782,782
Lam Research Corp.	1,453	610,696
Texas Instruments, Inc.	5,425	896,318
		2,289,796
Software — 9.0%
Fortinet, Inc.(a)	14,986	732,666
Oracle Corp.	9,841	804,403
ServiceNow, Inc.(a)	1,910	741,596
		2,278,665
Specialty Retail — 11.3%
Best Buy Co., Inc.	4,684	375,704
Lowe’s Cos., Inc.	2,575	513,043
O’Reilly Automotive, Inc.(a)	1,668	1,407,842
Tractor Supply Co.	2,593	583,347
		2,879,936
Tobacco — 2.6%
Philip Morris International, Inc.	6,557	663,634
Total United States		24,819,104

TOTAL COMMON STOCKS (Cost $24,376,336)		25,205,277

See accompanying Notes to Financial Statements.

2ndVote Society Defended ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 1.9%

Money Market Fund — 1.9%
First American Government Obligations Fund — Class X, 4.08%(b)	490,410	$490,410
TOTAL SHORT-TERM INVESTMENTS (Cost $490,410)		490,410

Total Investments (Cost $24,866,746) — 101.3%		25,695,687
Other Assets and Liabilities, — (1.3)%		(321,947)
TOTAL NET ASSETS — 100.0%		$25,373,740

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quote is the annualized seven-day yield at December 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

See accompanying Notes to Financial Statements.

2nd Vote Funds

Statements of Assets and Liabilities

As of December 31, 2022 (Unaudited)

	2ndVote Life	2ndVote Society
	Neutral Plus ETF	Defended ETF
ASSETS
Investments in securities, at value (Identified cost of investments in securities of $17,228,718 and $24,866,746, respectively)	$17,020,255	$25,695,687
Receivables:
Dividends and interest receivable	16,587	24,914
Total Assets	17,036,842	25,720,601

LIABILITIES
Payables:
Management fees payable	11,054	16,505
Distribution payable	359,087	330,356
Total Liabilities	370,141	346,861
Net Assets	$16,666,701	$25,373,740

NET ASSETS CONSIST OF:
Paid-in capital	$16,877,313	$24,610,221
Total distibutable earnings (accumulated losses)	(210,612)	763,519
Net Assets	$16,666,701	$25,373,740

Shares outstanding^	575,000	775,000
Net asset value, offering and redemption price per share	$28.99	$32.74

^	No par value, unlimited number of shares authorized

See accompanying Notes to Financial Statements.

2nd Vote Funds

Statements of Operations

For the period ended December 31, 2022 (Unaudited)

	2ndVote Life	2ndVote Society
	Neutral Plus ETF	Defended ETF
INVESTMENT INCOME
Income:
Dividends	$172,157	$254,852
Interest	6,180	5,569
Total Investment Income	$178,337	$260,421
Expenses:
Management fees	62,766	90,249
Total Expenses	62,766	90,249
Net Investment Income	115,571	170,172

REALIZED & CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	588,711	(194,447)
Net Realized Gain (Loss) on Investments	588,711	(194,447)
Net Change in Unrealized Appreciation of:
Investments	295,363	2,455,107
Net Change in Unrealized Appreciation of Investments	295,363	2,455,107
Net Realized and Unrealized Gain on Investments	884,074	2,260,660
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$999,645	$2,430,832

See accompanying Notes to Financial Statements.

2ndVote Life Neutral Plus ETF

Statement of Changes in Net Assets

	Period Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
OPERATIONS
Net investment income	$115,571	$104,323
Net realized gain (loss) on investments	588,711	(241,919)
Net change in unrealized appreciation (depreciation) of investments	295,363	(1,287,981)
Net increase (decrease) in net assets resulting from operations	999,645	(1,425,577)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(359,087)	(56,539)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	706,172	4,681,183
Cost of shares redeemed	-	(798,285)
Net increase in net assets derived from capital share transactions	706,172	3,882,898

Net increase in net assets	1,346,730	2,400,782

NET ASSETS
Beginning of period	15,319,971	12,919,189
End of period	$16,666,701	$15,319,971

Change in shares outstanding:

	Period Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
	Shares	Shares
Shares sold	25,000	150,000
Shares redeemed	-	(25,000)
	25,000	125,000
Beginning Shares	550,000	425,000
Ending Shares	575,000	550,000

See accompanying Notes to Financial Statements.

2ndVote Society Defended ETF

Statement of Changes in Net Assets

	Period Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
OPERATIONS
Net investment income	$170,172	$241,724
Net realized gain (loss) on investments	(194,447)	553,204
Net change in unrealized appreciation (depreciation) of investments	2,455,107	(2,665,775)
Net increase (decrease) in net assets resulting from operations	2,430,832	(1,870,847)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(330,356)	(301,291)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,503,328	8,570,279
Cost of shares redeemed	-	(1,637,408)
Net increase in net assets derived from capital share transactions	1,503,328	6,932,871

Net increase in net assets	3,603,804	4,760,733

NET ASSETS
Beginning of period	21,769,936	17,009,203
End of period	$25,373,740	$21,769,936

Change in shares outstanding:

	Period Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
	Shares	Shares
Shares sold	50,000	250,000
Shares redeemed	-	(50,000)
	50,000	200,000
Beginning Shares	725,000	525,000
Ending Shares	775,000	725,000

See accompanying Notes to Financial Statements.

2ndVote Life Neutral Plus ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Period Ended June 30, 2021[1]
Net Asset Value, Beginning of Period	$27.85	$30.40	$25.00
Income from Investment Operations:
Net investment income[2]	0.21	0.20	0.11
Net realized and unrealized gain on investments	1.56	(2.65)	5.32
Total from investment operations	1.77	(2.45)	5.43
Less Distributions From:
Net investment income	(0.33)	(0.08)	(0.03)
Net realized gains	(0.30)	(0.02)	-
Total distributions	(0.63)	(0.10)	(0.03)
Net asset value, end of period	28.99	27.85	30.40
Total Return	6.30%[3]	-8.09%	21.72%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$16,667	$15,320	$12,919

Ratio of expenses to average net assets:
Expenses to average net assets	0.75%[4]	0.75%	0.75%[4]
Net Investment income to average net assets	1.38%[4]	0.64%	0.60%[4]
Portfolio turnover rate[5]	18%[3]	37%	7%[3]

[1]	Commencement of operations on November 17, 2020.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Excludes in-kind transactions associated with creations and redemptions of the Fund.

See accompanying Notes to Financial Statements.

2ndVote Society Defended ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Period Ended June 30, 2021[1]
Net Asset Value, Beginning of Period	$30.03	$32.40	$25.00
Income from Investment Operations:
Net investment income[2]	0.23	0.35	0.14
Net realized and unrealized gain on investments	2.91	(2.33)	7.29
Total from investment operations	3.14	(1.98)	7.43
Less Distributions From:
Net investment income	(0.24)	(0.14)	(0.03)
Net realized gains	(0.19)	(0.25)	-
Total distributions	(0.43)	(0.39)	(0.03)
Net asset value, end of period	32.74	30.03	32.40
Total Return	10.45%[3]	-6.29%	29.72%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$25,374	$21,770	$17,009

Ratio of expenses to average net assets:
Expenses to average net assets	0.75%[4]	0.75%	0.75%[4]
Net Investment income to average net assets	1.41%[4]	1.03%	0.74%[4]
Portfolio turnover rate[5]	3%[3]	54%	11%[3]

[1]	Commencement of operations on November 17, 2020.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Excludes in-kind transactions associated with creations and redemptions of the Fund.

See accompanying Notes to Financial Statements.

2nd Vote Funds

Notes to Financial Statements

December 31, 2022

NOTE 1 — ORGANIZATION

The 2ndVote Life Neutral Plus ETF and 2ndVote Society Defended ETF (each a “Fund” and together the “Funds”) are each a series of beneficial interest of 2nd Vote Funds (“Trust”), a Delaware statutory trust organized on April 14, 2020. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (“Securities Act”). The Trust currently consists of multiple operational series, of which are covered in this report:

Name	Ticker	Commencement of Operations
2ndVote Life Neutral Plus ETF	LYFE	November 17, 2020
2ndVote Society Defended ETF	EGIS	November 17, 2020

The investment objective of each of the Funds is to seek to generate long term total return. The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charges, and no redemption fees. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Shares of the Funds are listed and traded on Cboe BZX Exchange, Inc. (“Exchange”). Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in Net Assets.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

Fair Value Measurement. The Funds value their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then

2nd Vote Funds

Notes to Financial Statements (continued)

December 31, 2022

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith in accordance with policies and procedures approved by the Board of Trustees (“Board”). The Board has delegated day-to-day responsibility for oversight of the valuation of the Funds’ assets, and for fair value determinations, to the Adviser (“Valuation Designee”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2022:

LYFE^

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$16,305,167	$-	$-	$16,305,167
Short-Term Investments	715,088	-	-	715,088
Total Investments in Securities	$17,020,255	$-	$-	$17,020,255

^	For further information regarding security characteristics, see the Schedule of Investments.

2nd Vote Funds

Notes to Financial Statements (continued)

December 31, 2022

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

EGIS^

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$25,205,277	$-	$-	$25,205,277
Short-Term Investments	490,410	-	-	490,410
Total Investments in Securities	$25,695,687	$-	$-	$25,695,687

^	For further information regarding security characteristics, see the Schedule of Investments.

A.	Federal Income Taxes. The Funds each intend to be taxed as a “regulated investment company” (“RIC”) and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to RICs, each Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Interest and penalties related to income taxes are recorded as income tax expense. Each Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2022 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

As of June 30, 2022, management has reviewed the tax positions for open periods (for Federal purposes, three years from the date of filing and for state purposes, three years from the date of filing), as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements.

B.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/ premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries. Withholding taxes on foreign dividends has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

C.	Foreign Currency Translations and Transactions. The Funds may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

2nd Vote Funds

Notes to Financial Statements (continued)

December 31, 2022

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

D.	Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid for the Fund on an annual basis. Net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the Cboe is closed for trading. For Authorized Participants, the offering and redemption price per share for the Funds are equal to the Funds’ respective net asset value per share.

G.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 3 — PRINCIPAL INVESTMENT RISKS

Investing in the Funds may involve certain risks, as discussed in the Funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Scoring and Data Risk. The composition of the Funds’ portfolios is heavily dependent on a proprietary scoring system licensed by 2nd Vote Advisers, LLC (“Adviser”) from 2nd Vote Analytics, an affiliate of the Adviser, (“2VA Scoring Methodology”) based on information and data provided by third parties (“Scoring and Data”). When the Scoring and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to securities being included in or excluded from the Funds’ portfolios that would have been excluded or included had the Scoring and Data been correct and complete. If the composition of the Scoring and Data reflects such errors, the Funds’ portfolios can be expected to reflect the errors, too.

Criteria Risk. Because the Funds evaluate certain criteria to assess and exclude certain investments for non-financial reasons, it may forego some market opportunities available to Funds that do not use these factors. For each Fund, the securities of companies that score favorably under 2VA Scoring Methodology may underperform similar companies that do not score as well or may underperform the stock market as a whole. As a result, the Funds may underperform Funds that do not screen or score companies based on 2VA’s criteria or Funds that use a criteria for its selection methodology. In addition, the Funds’ assessment of a company, based on the company’s 2VA score, may differ from that of other Funds or an investor. As a result, the companies deemed eligible for inclusion in the Funds’ portfolios may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable criteria if different metrics were used to evaluate them.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The Funds’ portfolios are comprised of common stocks, which generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

2nd Vote Funds

Notes to Financial Statements (continued)

December 31, 2022

NOTE 3 — PRINCIPAL INVESTMENT RISKS (continued)

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Funds and its investments and could impact the Funds’ ability to purchase or sell securities or cause increased premiums or discounts to the Funds’ NAV. Other infectious illness outbreaks in the future may result in similar impacts.

Market Risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Funds and its investments.

ETF Risks. The Funds are ETF’s, and, as a result of an ETF’s structure, they are exposed to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face trading halts or delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Flash Crash Risk. Sharp price declines in securities owned by the Funds may trigger trading halts, which may result in the Funds’ shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day or cause the Funds itself to halt trading. In such market conditions, market or stop-loss orders to sell the ETF shares may be executed at market prices that are significantly below NAV or investors might not even be able to transact in Shares if the Funds halts trading.

Large Shareholder Risk. From time to time, an Authorized Participant, a third-party investor, the Adviser, the Sub-Adviser, or an affiliate of the Adviser or Sub-Adviser, or a fund may invest in the Funds and hold its investment for a specific period of time to allow the Funds to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Funds would be maintained at such levels, which could negatively impact the Funds.

Shares May Trade at Prices Other Than NAV. Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Trading. Although Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares.

Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better — or worse — than the stock market in general. These periods have, in the past, lasted for as long as several years.

2nd Vote Funds

Notes to Financial Statements (continued)

December 31, 2022

NOTE 3 — PRINCIPAL INVESTMENT RISKS (continued)

Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Sector Risk. To the extent the Funds invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Funds may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Funds could be negatively impacted by events affecting each of these sectors.

Consumer Discretionary. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

Information Technology Sector Risk. The Funds are subject to risks faced by companies in the technology industry. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition both domestically and internationally, including competition from competitors with lower production costs, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

NOTE 4 — INVESTMENT ADVISORY AND OTHER AGREEMENTS

Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advisory services to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board of Trustees and the officers of the Trust. Under the Advisory Agreement, the Adviser agrees to pay all expenses incurred by the Funds (except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and

2nd Vote Funds

Notes to Financial Statements (continued)

December 31, 2022

NOTE 4 — INVESTMENT ADVISORY AND OTHER AGREEMENTS (continued)

expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act). For services provided to the Funds, the Funds pay the Adviser 0.75% at an annual rate based on the Funds’ average daily net assets.

Laffer Tengler Investments, Inc. serves as the Sub-Adviser (“Sub-Adviser”) to the Funds. The Sub-Adviser has overall responsibility for selecting and continuously monitoring the Funds’ investments. The Adviser has overall responsibility for overseeing the investment of the Fund’s assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Fees for these services are paid by the Adviser.

U.S. Bank Global Fund Services, a subsidiary of U.S. Bancorp, serves as the Funds’ fund accountant, administrator and transfer agent pursuant to certain fund accounting servicing, fund administration servicing and transfer agent servicing agreements. U.S. Bank National Association, a subsidiary of U.S. Bancorp, serves as the Funds’ custodian pursuant to a custody agreement. Under the terms of these agreements, the Adviser pays the Funds’ accounting, administrative, custody, and transfer agency fees.

Foreside Financial Services, LLC (“Distributor”), serves as the Funds’ distributor pursuant to a distribution agreement. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.

Foreside Fund Officers Services, LLC provides the Funds with a Chief Compliance Officer and the Treasurer and Principal Financial Officer. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.

Certain officers of the Trust are also employees/officers of the Adviser or affiliated with the Distributor.

NOTE 5 — PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended December 31, 2022 were as follows:

	Purchases	Sales
LYFE	$2,964,979	$3,319,192
EGIS	$824,122	$746,407

Creations and redemptions in-kind for the period ended December 31, 2022 were as follows:

	Creations In-Kind	Redemptions In-Kind
LYFE	$690,251	$-
EGIS	$1,469,676	$-

Net capital gains or losses resulting from in-kind redemptions are excluded from the Funds’ taxable gains and are not distributed to shareholders. See Statements of Operations for net capital gains or losses resulting from in-kind redemptions.

There were no purchases or sales of U.S. Government obligations for the period ended December 31, 2022.

2nd Vote Funds

Notes to Financial Statements (continued)

December 31, 2022

NOTE 6 — FEDERAL INCOME TAXES

At June 30, 2022, the Funds’ fiscal year end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	2ndVote Life Neutral Plus ETF	2ndVote Society Defended ETF
Federal Tax Cost of Investments	$15,827,963	$23,406,221
Gross Unrealized Appreciation	$1,072,988	$1,370,029
Gross Unrealized Depreciation	(1,579,024)	(3,014,005)

Net Unrealized Appreciation (Depreciation)	(506,036)	(1,643,976)
Undistributed Ordinary Income	74,231	169,367
Undistributed Long-Term Gain	-	137,652
Other Accumulated Gain (Loss)	(419,365)	-
Total Distributable Earnings/(Accumulated Losses)	$(851,170)	$(1,336,957)

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

A RIC may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended June 30, 2022, the Funds did not defer any post-October or late year losses. As of June 30, 2022, 2ndVote Life Neutral Plus ETF had $404,547 in short-term losses and $14,818 in long-term losses remaining which will be carried forward indefinitely to offset future realized capital gains, and 2ndVote Society Defended ETF had no losses carried forward.

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2022, the following table shows the reclassifications made due to redemptions in kind:

Fund	Total Distributable Earnings	Paid In Capital
LYFE	$(179,063)	$179,063
EGIS	(292,297)	292,297

The tax character of distributions paid during the year ended June 30, 2022 were as follows:

	Year Ended June 30, 2022
	From Ordinary Income	From Capital Gains
LYFE	$54,534	$2,005
EGIS	300,996	295

2nd Vote Funds

Notes to Financial Statements (continued)

December 31, 2022

NOTE 6 — FEDERAL INCOME TAXES (continued)

The tax character of distributions paid during the year ended June 30, 2021 were as follows:

	Period Ended June 30, 2021
	From Ordinary Income	From Capital Gains
LYFE	$2,644	$-
EGIS	2,596	-

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended June 30, 2022.

NOTE 7 — SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.

2nd Vote Funds

Statement Regarding Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended (“1940 Act”), the Funds have adopted and implemented a Liquidity Risk Management Program (the “Program”). The Program addresses the Liquidity Rule’s requirements for the periodic assessment and management of the Funds’ liquidity risk and compliance with the Liquidity Rule’s restrictions on investments in illiquid investments. The 2nd Vote Funds Liquidity Risk Management Program Administrator (“Administrator”) has been designated to administer the Program. The Administrator consists of certain Trust officers and representatives from the Adviser.

At its August 19, 2022 meeting, the Board of Trustees (“Board”) reviewed a written report (the “Report”) prepared by the Administrator addressing the operation of the Program and assessing its adequacy and effectiveness of implementation, as required under the Liquidity Rule, for the period July 1, 2021 through June 30, 2022 (“Reporting Period”). Among other things, the Report summarized the Administrator’s annual liquidity risk assessment, testing for In-Kind ETF status and monitoring for compliance with the Liquidity Rule’s restrictions on investments in illiquid investments. Further, the Report noted that the Program complied with key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, including reviewing the Funds’ investment strategies and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; holdings of cash and cash equivalents as well as borrowing arrangements and other funding sources; the relationship between each Fund’s portfolio liquidity and the way in which, and the price and spreads at which, each Fund’s shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio.

The Report concluded that, during the Reporting Period: (1) there were no material changes to the Program; (2) there were no significant liquidity events impacting any Fund; and (3) that it is the Administrator’s assessment that the Program is adequately designed and has been effective in managing each Fund’s liquidity risk and in implementing the requirements of the Liquidity Rule.

2nd Vote Funds

Supplementary Information

December 31, 2022 (Unaudited)

NOTE 1 — Frequency Distribution of Premiums and Discounts

Information regarding how often shares of the Fund trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at www.2ndvotefunds.com.

NOTE 2 — Federal Tax Information

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended June 30, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name
LYFE	100.00%
EGIS	83.38%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2022 was as follows:

Fund Name
LYFE	71.70%
EGIS	76.20%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Fund Name
LYFE	15.17%
EGIS	65.21%

NOTE 3 — Information About Portfolio Holdings

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q or Part F of Form N-PORT. The Funds’ Form N-Q or Part F of Form N-PORT is available on the website of the SEC at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.2ndvotefunds.com daily.

NOTE 4 — Information About Proxy Voting

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 877-223-8699, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.2ndvotefunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 877-223-8699 or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 877-223-8699 or by visiting www.2ndvotefunds.com. Read the prospectus carefully before investing.

2nd Vote Funds

Investment Advisory Agreement and Investment Sub-Advisory Agreement Approvals of 2ndVote Society Defended ETF and 2ndVote Neutral Plus ETF

At a meeting held on November 14, 2022 (“Meeting”), the Board of Trustees (“Board”) considered the renewal of the investment advisory agreement (“2VA Advisory Agreement”) between 2nd Vote Advisers, LLC (“Adviser”) and the Trust with respect to 2ndVote Society Defended ETF (“EGIS”) and 2ndVote Life Neutral Plus ETF (“LYFE”) (each, a “Fund,” and together, the Funds”) and the Sub-Advisory Agreement between the Adviser and Laffer Tengler Investments, Inc. (“Sub-Adviser”) with respect to each Fund (“Sub-Advisory Agreement”). The Board discussed the arrangements between the Adviser and the Trust with respect to the Funds and reflected on its discussions with representatives from the Adviser and the Sub-Adviser at the Meeting regarding the manner in which each Fund was managed and the roles and responsibilities of the Adviser and the Sub-Adviser under the 2VA Advisory Agreement and the Sub-Advisory Agreement (collectively, “Advisory Agreements”).

The Trustees reviewed the materials that had been provided to the Board in connection with the approval of the Advisory Agreements, which included a memorandum from counsel to the Trust and the Trustees who are not “interested persons” of the Trust as defined under the 1940 Act (“Counsel”) that summarized the Trustees’ fiduciary duties and responsibilities when considering the approval of the Advisory Agreements. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. The Trustees also reviewed the Adviser’s and Sub-Adviser’s responses to requests for information from Counsel on behalf of the Board. The Trustees noted that the responses included, among other things, information about the financial condition of the Adviser and the Sub-Adviser, a comparison of performance and fees of the Funds and comparable funds, and copies of the Advisory Agreements. Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser and the Sub-Adviser; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Adviser and Sub-Adviser from the relationship with the Funds; and (iv) the extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of each Fund’s shareholders.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared for or presented at the Meeting. The Board requested or was provided with information and reports relevant to the approval of the Advisory Agreements, including: (i) information regarding the services and support to be provided by the Adviser and Sub-Adviser to the Funds and their shareholders; (ii) presentations by management of the Adviser and Sub-Adviser addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the Funds; (iii) information pertaining to the compliance structure of the Adviser and Sub-Adviser; (iv) disclosure information contained in the Funds’ registration statement and the Adviser’s and Sub-Adviser’s Forms ADV and/or the compliance policies and procedures of the Adviser and Sub-Adviser; and (v) performance information and expense levels of the Funds and comparative performance and expense information for other ETFs with strategies similar to the Funds; and (vi) benefits realized by the Adviser and Sub-Adviser from their relationship with the Funds.

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreements, the Trustees considered numerous factors, including the following:

2VA Advisory Agreement

The nature, extent and quality of services provided by the Adviser. The Trustees considered the scope of services provided under the 2VA Advisory Agreement. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered, among other things, the Adviser’s general management services provided to the Funds, its procedures for assuring compliance with the Funds’ investment objectives and limitations; its coordination with, and supervision of, the Funds’ service providers, including the Sub-Adviser; and its efforts to promote the Funds and to grow the Funds’ assets. The Board also considered the Adviser’s staffing, personnel, and methods of operating; the education and experience of the Adviser’s personnel, including the experience and qualifications of the Adviser’s

2nd Vote Funds

Investment Advisory Agreement and Investment Sub-Advisory Agreement Approvals of 2ndVote Society Defended ETF and 2ndVote Neutral Plus ETF (continued)

Chief Compliance Officer; and the Adviser’s compliance program, policies, and procedures. After reviewing the foregoing and further information from the Adviser, the Board concluded that the nature, extent, and quality of the services provided to the Funds by the Adviser were satisfactory.

The investment performance of the Funds. The Board noted that the Adviser does not have any clients other than the Funds that utilize the Funds’ strategies. As such, no performance as to separate accounts comparable to the Funds existed. The Board noted that each Fund is in the Morningstar Large Blend category and its peer group was the Morningstar Large Blend category, excluding index funds (“Peer Group”). The Board noted that EGIS had outperformed its Peer Group average and median for the year-to-date and the one-year periods ended October 31, 2022 and had outperformed the S&P 500 Total Return Index for the year-to-date, one-year and since inception periods ended September 30, 2022. The Board further noted that EGIS had outperformed the Russell 1000 Total Return Index for the year-to-date and since inception periods ended September 30, 2022. The Board also noted that EGIS’s performance for the one-year period ended October 31, 2022 ranked in the top quartile of its Peer Group. The Board noted that LYFE had outperformed its Peer Group average and median for the year-to-date and the one-year periods ended October 31, 2022 and had outperformed the S&P 500 Total Return Index for the year-to-date, one-year and since inception periods ended September 30, 2022. The Board further noted that LYFE had outperformed the Russell 1000 Total Return Index for the year-to-date and since inception periods ended September 30, 2022. The Board also noted that LYFE’s performance for the one-year period ended October 31, 2022 ranked in the top quartile of its Peer Group. Based on the foregoing, the Board concluded that the investment performance of the Funds was satisfactory.

The costs of services provided, profits realized from the relationship with the Funds, and comparative fee and expense data. The Board reviewed each Fund’s expense ratio and noted that under the unitary fee structure applicable to the Funds, the Adviser assumes most of the Funds’ expenses, resulting in a predictable and stable expense ratio for the Funds. The Board considered the investment advisory fees and total expense ratios of the Peer Group, noting that while each Fund’s investment advisory fee and expense ratio are above the Peer Group average and median, and in the top quartile of the Peer Group, each are within the range of the investment advisory fees and expense ratios of funds in the Peer Group. The Board also considered the investment advisory fees and total expense ratios of certain exchange traded funds with comparable socially conservative values screening as the Funds and noted that the Funds’ investment advisory fees were slightly higher, but that the total expense ratio was lower, than those comparable funds. The Board also considered that at the Funds’ current size, the Adviser is not profitable with respect to its relationship with the Funds. The Board also considered any benefits received by the Adviser from its relationship with the Fund. The Board further considered the division of the advisory fees paid to the Adviser and Sub-Adviser and the respective services provided by each to the Funds. After further consideration, the Board concluded that the fees paid to the Adviser by the Funds and the profits realized by the Adviser from its relationship with each Fund, in light of all the facts and circumstances, were reasonable.

Economies of scale. The Board considered that it was not anticipated, at the Funds’ current size and under the current fee structure, that the Adviser would achieve economies of scale. The Board noted that the unitary fee structure of each Fund limits shareholders’ exposure to increased expenses. The Trustees further noted that given the current size of the Funds, the Adviser had not proposed any breakpoints. The Board noted that they would continue to monitor fees as the Funds grow in size and assess whether fee breakpoints may be appropriate.

2nd Vote Funds

Investment Advisory Agreement and Investment Sub-Advisory Agreement Approvals of 2ndVote Society Defended ETF and 2ndVote Neutral Plus ETF (continued)

Sub-Advisory Agreement

The nature, extent and quality of services provided by the Sub-Adviser. The Trustees considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser provides investment sub-advisory services to each Fund. The Board noted the responsibilities that the Sub-Adviser has as each Fund’s investment sub-adviser, including: the responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; review of the daily baskets of deposit securities and cash components; execution of portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; and daily monitoring of the Funds’ portfolios and quarterly reporting to the Board. The Board also considered the Sub-Adviser’s experience managing accounts utilizing the Sub-Adviser’s proprietary investment strategies and investment metrics. The Board also considered the Sub-Adviser’s responses to requests for information from Counsel on behalf of the Board which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day investment and reinvestment of the assets of each Fund, and the Sub-Adviser’s compliance program, policies, and procedures.

The investment performance of the Funds. The Board noted that the Sub-Adviser does not have any clients other than the Funds that utilize the Funds’ strategies. As such, no performance as to separate accounts comparable to the Funds existed. The Board noted that EGIS had outperformed its average and median for the year-to-date and the one-year periods ended October 31, 2022 and had outperformed the S&P 500 Total Return Index for the year-to-date, one-year and since inception periods ended September 30, 2022. The Board further noted that EGIS had outperformed the Russell 1000 Total Return Index for the year-to-date and since inception periods ended September 30, 2022. The Board also noted that EGIS’s performance for the one-year period ended October 31, 2022 ranked in the top quartile of its Peer Group. The Board noted that LYFE had outperformed its Peer Group average and median for the year-to-date and the one-year periods ended October 31, 2022 and had outperformed the S&P 500 Total Return Index for the year-to-date, one-year and since inception periods ended September 30, 2022. The Board further noted that LYFE had outperformed the Russell 1000 Total Return Index for the year-to-date and since inception periods ended September 30, 2022. The Board also noted that LYFE’s performance for the one-year period ended October 31, 2022 ranked in the top quartile of its Peer Group. Based on the foregoing, the Board concluded that the investment performance of the Funds was satisfactory.

The costs of services provided, profits realized from the relationship with the Funds, and comparative fee and expense data. The Board reviewed the fee paid by the Adviser to the Sub-Adviser for its services as Sub-Adviser to the Funds and noted that the Sub-Adviser has not realized profits as a result of its relationship with the Funds and is not expected to realize profits until the assets in the Funds grow. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser from the unitary fee the Adviser receives from each Fund and noted that the fee reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Board also noted that the fees paid to the Sub-Adviser are comparable to those charged to the Sub-Adviser’s institutional equity clients of similar size. The Board concluded that the sub-advisory fees were reasonable.

Economies of scale. The Board considered that at the Funds’ current size, the Sub-Adviser would not achieve economies of scale.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the 2VA Advisory Agreement and the Sub-Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Advisory Agreements.

2nd Vote Funds

Board of Trustees and Officers (Unaudited)

The names of the Trustees and Officers of the Trust are shown below. For more information regarding the Trustee, please refer to the Statement of Additional Information, which is available upon request, without charge, by calling 1-877-223-8699.

Name, Address and Year of Birth	Length of Time Served	Position with Trust	Principal Occupation During Past Five Years	Other Directorships During the Past Five Years	Number of Portfolios in a Fund Complex Overseen by Trustee
Independent Trustees*

John Phebus c/o 2ndVote Advisers, LLC P.O Box 2916 Hendersonville, TN 37077 (Age 55)	Since 2021	Trustee	Chief Financial Officer, Christ United Methodist Church (church), since 2017; Chief Operating Officer and Chief Financial Officer, SABA Inc. (industrial products) (1996-2017)	None	4

David L. Dunavant c/o 2ndVote Advisers, LLC P.O Box 2916 Hendersonville, TN 37077 (Age 53)	Since 2020	Trustee	Chief Financial Officer, Flinn Scientific, Inc. (supplier of science education products), since 2022; Chief Financial Officer, VRC Companies LLC (records information management companies), 2017-2022; Chief Financial Officer, Monogram Food Solutions (2010-2017)	None	4

Peter W. Hastings c/o 2ndVote Advisers, LLC P.O Box 2916 Hendersonville, TN 37077 (Age 55)	Since 2020	Trustee	Chief Financial Officer, Titan Brands (online retailer), since 2022; Independent Consultant to various companies, providing fractional CFO and other financial consulting services, 2020-2022; Chief Financial Officer, Diversified Conveyors (2017-2019), BPI Packaging LLC, RBM Venture Company (manufacturing company) (2012-2017)	None	4

2nd Vote Funds

Board of Trustees and Officers (Unaudited) (continued)

Officers Who Are Not Trustees

Name, Address and Year of Birth	Length of Time Served	Position with Trust	Principal Occupation During Past Five Years	Other Directorships During the Past Five Years	Number of Portfolios in a Fund Complex Overseen by Trustee
James R. Nash, 1981**	Since 2020	Chief Compliance Officer	Director, Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (2016 – Present)	N/A	N/A

Troy M. Statczar, 1971**	Since 2020	Principal Financial Officer, Treasurer

Senior Director, Foreside Fund Officer Services, LLC (2020 – Present)

Director of Fund Administration, Thornburg Asset Management (2017 – 2019)

Director of US Operations, Henderson Global Investors, NA (July 2008 – April 2017)

				N/A	N/A

Jane Kanter***	Since 2022	President, Principal Executive Officer

Acting President (since 2022), Director, Chief Operations Officer and Chief Compliance Officer of 2ndVote Advisers, LLC (since 2020); Chair of the Board of Directors of Highline Management, Inc. (since 2020); General Counsel and Chief Operating Officer of Manifold Partners LLC (2018-2019);

				N/A	N/A

*	Each Independent Trustee may be contacted by writing to the Trustee c/o 2nd Vote Advisers, LLC, P.O Box 2916, Hendersonville, TN 37077
**	Messrs. Nash and Statczar are employees of Foreside Fund Officer Services, LLC, a wholly owned subsidiary of the Funds’ principal underwriter. Three Canal Plaza Suite 100, Portland, ME 04101
***	Ms. Kanter is an employee of 2ndVote Advisers, LLC

Adviser

2ndVote Advisers, LLC
P.O. Box 2916

Hendersonville, Tennessee 37077

Sub-Adviser

Laffer Tengler Investments, Inc

103 Murphy Court

Nashville, Tennessee 37203

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302,

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services
615 East Michigan Street,

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

Legal Counsel

Practus, LLP

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, Kansas 66211

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	2nd Vote Funds

By (Signature and Title)*	/s/ Jane Kanter
Jane Kanter, President

Date	March 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jane Kanter
Jane Kanter, President

Date	March 8, 2023

By (Signature and Title)*	/s/ Troy Statczar
Troy Statczar, Treasurer and Principal Financial Officer

Date	March 8, 2023

*	Print the name and title of each signing officer under his or her signature.